Transactions with Related Parties - Unaudited Condensed Consolidated Statements of Comprehensive Income (Table) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Related Party Transaction
Revenues (c)	$ 36,052	$ 33,632
Voyage expenses	206	161
Vessel operating expenses	5,863	7,532
General and administrative expenses (d)	3,173	2,890
Capital Maritime And Trading Corp
Related Party Transaction
Revenues (c)	36,052	33,632
Voyage expenses	206	161
Vessel operating expenses	5,863	7,532
General and administrative expenses (d)	$ 1,278	$ 1,495